Share Capital (Details) - Schedule of common shares - DeepGreen Metals Inc. [Member] - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Share Capital (Details) - Schedule of common shares [Line Items]
Number of beginning balance		163,658,134	141,063,316
Amount of beginning balance		$ 154,431,291	$ 79,824,445
Number of private placement	10,185,811		5,659,920
Amount of private placement	$ 26,158,504		$ 20,375,712
Number of financing cost incurred – Cash
Amount of financing cost incurred – Cash	$ (2,079)		$ (28,089)
Number of financing cost incurred – Stock options-based payments
Amount of financing cost incurred – Stock options-based payments	$ (1,584,657)		$ (396,568)
Number of issued for TOML acquisition (Note 3)			7,777,777
Amount of issued for TOML acquisition (Note 3)			$ 27,999,997
Number of issued for services (note 4)	8,167,446	3,672,267	6,907,121
Amount of issued for services (note 4)	$ 14,270,606	$ 25,711,869	$ 24,865,637
Number of Exercise of stock options	500,000	3,446,821	2,250,000
Amount of Exercise of stock options		$ 8,257,763	$ 1,790,157
Number of conversion of debentures		50,000
Amount of conversion of debentures		$ 500,000
Number of ending balance	141,063,316	170,827,222	163,658,134
Amount of ending balance	$ 79,824,445	$ 188,900,923	$ 154,431,291